Note 10 - Other Assets (Details Textual)	2 Months Ended	12 Months Ended
	Feb. 28, 2021	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)
Statement Line Items [Line Items]
Capitilised development costs		$ 8,100,000	$ 6,200,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill		0
Right-of-use assets		3,427,000	4,122,000
Right of use Assets, Accumulated Amortisation		$ 2,500,000
Canada Stablecorp Inc.[member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	11.00%
Intangible assets under development [member] | Average yearly earnings growth rate [member]
Statement Line Items [Line Items]
Significant unobservable input, assets		22
Intangible assets under development [member] | Terminal growth rate [member]
Statement Line Items [Line Items]
Significant unobservable input, assets		1
Intangible assets under development [member] | Period of projected cash flow [member]
Statement Line Items [Line Items]
Significant unobservable input, assets		10
Intangible assets under development [member] | Discount rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets		13.8
Right-of-use assets [member]
Statement Line Items [Line Items]
Amortisation expense		$ 695,000	$ 695,000